COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of purchase obligation

Years ending June 30,	Minimum payments
2024	$196,154
2025	43,924
2026	45,050
2027	17,909
2028 and onwards	44,929